Loan interest income	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Loan interest income
Note 15: Loan interest income

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
Contractual interest earned	228,892	213,908	183,571

Amortization
Amortization of fair value hedge	(316)	(501)	(722)
Amortization of loan origination fees (net of amortized costs)	5,456	5,088	4,171
Total loan interest income	234,032	218,495	187,020

Balance of unamortized fair value hedge included in loans as at year end	1,676	1,992	2,493
Balance of unamortized loan fees included in loans as at year end	11,628	10,010	9,364